Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016
RiverFront Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alpsetf_ProspectusSupplementTextBlock

ALPS ETF TRUST

RiverFront Strategic Income Fund (NYSE ARCA: RIGS)

SUPPLEMENT DATED JUNE 17, 2016

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016

Effective July 1, 2016:

The Fund’s 0.46% management fee will consist of a fee of 0.16% paid to the Fund’s investment adviser and a fee of 0.30% paid to the Fund’s sub-adviser.

The Fund’s sub-adviser will voluntarily waive all of its 0.30 % annual sub-advisory fee payable by the Fund until March 31, 2018.